Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Detail) - shares shares in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	1,211.9	1,224.7
Dilutive share options outstanding	0.8
Other potentially issuable shares	16.3	12.3
Weighted average shares used in diluted EPS calculation	1,229.0	1,237.0